Intangible Assets, Net - Schedule of Estimated Amortization Expenses (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2023	¥ 24,097
2024	8,748
2025	2,825
2026	2,748
2027	¥ 2,724